Income Taxes Level 4 (Details) - Deferred Tax Assets and Liabilities - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Non-pension post-employment	$ 5	$ 8
Accrued and other expenses	107	91
Deferred Tax Assets, Property, Plant and Equipment	3	3
Loss and credit carryforwards	599	647
Intangible Assets, Current	6	8
Pension and postretirement benefit liabilities	45	58
Gross deferred tax assets	765	815
Valuation allowance	(611)	(588)	$ (518)	$ (122)
Net deferred tax asset	154	227
Liabilities [Abstract]
Property, plant and equipment	(108)	(119)
Unrepatriated earnings of foreign subsidiaries	(25)	(73)
Intangible assets	(20)	(25)
Gross deferred tax liabilities	(153)	(217)
Net deferred tax asset	$ 1	$ 10